Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,855,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,880.08
Total Offset Amount	0.00
Net Fee	2,880.08
Narrative - Max Aggregate Offering Price	$ 20,855,000.00
Final Prospectus	true